Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans [Abstract]
Employee Benefit Plans
(10) Employee Benefit Plans
Employees of the Group located in the PRC are covered by the retirement schemes defined by local practice and regulations, which are essentially defined contribution plans. The calculation of contributions for these eligible employees is based on 10% to 22% of the applicable payroll cost according to the specific requirement of the local regime government.
In addition, the Group is required by law to contribute certain percentage of applicable salaries for medical insurance benefits, unemployment and other statutory benefit. The contribution percentage may different from district to district which is subject to the specific requirement of local regime government. The PRC government is directly responsible for the payments of the benefits to these employees.
For the years ended December 31, 2008, 2009 and 2010, the Group contributed RMB5,890, RMB16,834 and RMB24,871 respectively, to these plans.